Inventories, Net - Components of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 676	$ 761	$ 819
WIP	101	75	235
Finished Goods	4,889	6,377	8,077
Total inventory	$ 5,666	$ 7,213	$ 9,131